Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments	The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2023 and 2022:
		December 31, 2023		December 31, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	93,875	93,875	255,803	255,803
Marketable securities	1	—	—	263,691	263,691
Trade and other receivables	2	284,513	284,513	1,235,619	1,235,619
Loan receivable	2	593,232	593,232	483,588	483,588

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	6,014,572	6,014,572	7,139,817	7,139,817
Loans and borrowings	2	3,863,454	3,863,454	3,568,896	3,568,896
Holdback payable	2	400,000	400,000	377,465	377,465
Lease liabilities	2	135,337	135,337	330,821	330,821
Due to related parties	2	2,255,522	2,255,522	679,617	679,617